UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:

RNC Genter Dividend Income Fund
Ticker Symbol: (GDIIX)

SEMI-ANNUAL REPORT
April 30, 2014

RNC Genter Dividend Income Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Expense Example	14

This report and the financial statements contained herein are provided for the general information of the shareholders of the RNC Genter Dividend Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.0%
	BASIC MATERIALS – 7.5%
14,400	Freeport-McMoRan Copper & Gold, Inc.	$494,928
9,500	International Paper Co.	443,175
7,900	Nucor Corp.	408,825
		1,346,928
	COMMUNICATIONS – 6.4%
20,700	AT&T, Inc.	738,990
17,700	Cisco Systems, Inc.	409,047
		1,148,037
	CONSUMER, CYCLICAL – 5.7%
4,900	McDonald's Corp.	496,762
8,400	Target Corp.	518,700
		1,015,462
	CONSUMER, NON-CYCLICAL – 25.3%
12,900	Altria Group, Inc.	517,419
9,800	Baxter International, Inc.	713,342
7,000	Johnson & Johnson	709,030
7,300	Molson Coors Brewing Co. - Class B	437,781
5,200	PepsiCo, Inc.	446,628
21,300	Pfizer, Inc.	666,264
3,600	Philip Morris International, Inc.	307,548
13,800	Sanofi - ADR[1]	742,440
		4,540,452
	ENERGY – 18.3%
3,900	Chevron Corp.	489,528
10,000	ConocoPhillips	743,100
10,800	Royal Dutch Shell PLC - ADR[1]	850,392
11,200	Total S.A. - ADR[1]	797,888
9,400	Transocean Ltd.[1]	404,858
		3,285,766
	FINANCIAL – 19.8%
6,200	Aflac, Inc.	388,864
13,100	JPMorgan Chase & Co.	733,338
13,700	MetLife, Inc.	717,195
5,100	PNC Financial Services Group, Inc.	428,604
4,700	Travelers Cos., Inc.	425,726
17,300	Wells Fargo & Co.	858,772
		3,552,499
	INDUSTRIAL – 6.2%
22,400	General Electric Co.	602,336

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
5,200	United Parcel Service, Inc. - Class B	$512,200
		1,114,536
	TECHNOLOGY – 6.8%
21,300	Applied Materials, Inc.	405,978
40,700	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	818,070
		1,224,048

	TOTAL COMMON STOCKS (Cost $14,095,304)	17,227,728

	SHORT-TERM INVESTMENTS – 4.0%
713,379	Fidelity Institutional Prime Money Market Fund, 0.01%[2]	713,379

	TOTAL SHORT-TERM INVESTMENTS (Cost $713,379)	713,379

	TOTAL INVESTMENTS – 100.0% (Cost $14,808,683)	17,941,107
	Other Assets in Excess of Liabilities – 0.0%	1,522

	TOTAL NET ASSETS – 100.0%	$17,942,629

ADR – American Depositary Receipt
PLC – Public Limited Company

[1] Foreign security denominated in U.S. Dollars.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.3%
Financial	19.8%
Energy	18.3%
Basic Materials	7.5%
Technology	6.8%
Communications	6.4%
Industrial	6.2%
Consumer, Cyclical	5.7%
Total Common Stocks	96.0%
Short-Term Investments	4.0%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $14,808,683)	$17,941,107
Receivables:
Fund shares sold	2,617
Dividends and interest	31,402
Advisor	1,481
Prepaid expenses	21,760
Total assets	17,998,367

Liabilities:
Payables:
Fund shares redeemed	29,431
Distribution fees (Note 6)	3,602
Auditing fees	7,917
Shareholder reporting fees	1,354
Custody fees	814
Trustees' fees and expenses	1,453
Transfer agent fees and expenses	2,559
Fund accounting fees	3,090
Administration fees	3,428
Chief Compliance Officer fees	1,292
Accrued other expenses	798
Total liabilities	55,738

Net Assets	$17,942,629

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,350,032
Accumulated net investment loss	(707)
Accumulated net realized gain on investments	460,880
Net unrealized appreciation on investments	3,132,424
Net Assets	$17,942,629

Shares of beneficial interest issued and outstanding	1,110,074
Offering and redemption price per share	$16.16

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,019)	$232,274
Interest	41
Total investment income	232,315

Expenses:
Advisory fees	74,744
Distribution fees (Note 6)	20,768
Administration fees	18,239
Transfer agent fees and expenses	12,520
Fund accounting fees	14,353
Registration fees	7,935
Auditing fees	7,935
Legal fees	5,526
Shareholder reporting fees	9,461
Chief Compliance Officer fees	5,455
Custody fees	5,354
Trustees' fees and expenses	2,976
Insurance fees	644
Miscellaneous	2,728
Total expenses	188,638
Advisor fees waived	(74,744)
Other expenses absorbed	(9,837)
Net expenses	104,057
Net investment income	128,258

Realized and Unrealized Gain on Investments:
Net realized gain on investments	464,835
Net change in unrealized appreciation/depreciation on investments	531,648
Net realized and unrealized gain on investments	996,483

Net Increase in Net Assets from Operations	$1,124,741

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$128,258	$249,454
Net realized gain on investments	464,835	422,653
Net change in unrealized appreciation/depreciation on investments	531,648	1,839,574
Net increase in net assets resulting from operations	1,124,741	2,511,681

Distributions to Shareholders:
From net investment income	(135,466)	(242,953)
From net realized gains	(422,661)	(198,815)
Total distributions to shareholders	(558,127)	(441,768)

Capital Transactions:
Net proceeds from shares sold	2,121,696	6,275,961
Reinvestment of distributions	493,800	383,462
Cost of shares redeemed[1]	(1,228,033)	(2,892,650)
Net increase from capital transactions	1,387,463	3,766,773

Total increase in net assets	1,954,077	5,836,686

Net Assets:
Beginning of period	15,988,552	10,151,866
End of period	$17,942,629	$15,988,552

Accumulated net investment income (loss)	$(707)	$6,501

Capital Share Transactions:
Shares sold	135,969	431,883
Shares reinvested	32,343	27,864
Shares redeemed	(78,843)	(200,486)
Net increase from capital share transactions	89,469	259,261

[1]	Net of redemption fee proceeds of $1,293 and $2,311, respectively.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013		For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period December 31, 2008* through October 31, 2009

Net asset value, beginning of period	$15.67		$13.33	$12.37	$12.28	$10.89	$10.00
Income from Investment Operations:
Net investment income	0.12		0.28	0.28	0.30	0.31	0.22
Net realized and unrealized gain on investments	0.90		2.60	1.36	0.71	1.39	0.89
Total from investment operations	1.02		2.88	1.64	1.01	1.70	1.11
Less Distributions:
From net investment income	(0.13)		(0.28)	(0.28)	(0.28)	(0.31)	(0.22)
From net realized gains	(0.40)		(0.26)	(0.40)	(0.64)	—	—
Total distributions	(0.53)		(0.54)	(0.68)	(0.92)	(0.31)	(0.22)
Net asset value, end of period	$16.16		$15.67	$13.33	$12.37	$12.28	$10.89

Total return[1]	6.73%	[2]	22.19%	13.89%	8.52%	15.79%	11.60%	[2]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,943		$15,989	$10,152	$3,899	$1,951	$1,685

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.26%	[3]	2.57%	3.47%	7.84%	10.52%	14.14%	[3]
After fees waived and expenses absorbed	1.25%	[3]	1.25%	1.25%	1.25%	1.29%	1.50%	[3]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.52%	[3]	0.63%	(0.07)%	(4.11)%	(6.63)%	(9.96)%	[3]
After fees waived and expenses absorbed	1.53%	[3]	1.95%	2.15%	2.48%	2.60%	2.68%	[3]

Portfolio turnover rate	18%	[2]	21%	34%	30%	32%	33%	[2]

*	Commencement of operations.
[1]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[2]	Not annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

Note 1 – Organization
RNC Genter Dividend Income Fund (the ''Fund'') was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the "Trust") which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter ("OTC") market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP").  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund's assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the "Agreement") with RNC Genter Capital Management (the "Advisor"). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund's average daily net assets. Effective January 1, 2010, the Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund's average daily net assets until March 1, 2017. Prior to January 1, 2010, the Advisor contractually agreed to limit annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) to 1.50% of the Fund's average daily net assets.

For the six months ended April 30, 2014, the Advisor waived all of its advisory fees $74,744 and absorbed other expenses of $9,837.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund's expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At April 30, 2014, the amount of these potentially recoverable expenses was $566,376.  The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

2014	$159,365
2015	153,916
2016	168,514
2017	84,581

IMST Distributors, LLC serves as the Fund's distributor; UMB Fund Services, Inc. ("UMBFS"), serves as the Fund's fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation ("MFAC") serves as the Fund's other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund's custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund's co-administrators.  For the six months ended April 30, 2014, the Fund's allocated fees incurred to Trustees who are not affiliated with the Fund's co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer ("CCO") services to the Trust.  The Fund's allocated fees incurred for CCO services for the six months ended April 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$14,812,624
Gross unrealized appreciation	$3,264,632
Gross unrealized depreciation	(136,149)
Net unrealized appreciation	$3,128,483

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$95,193
Undistributed long-term capital gains	333,955
Accumulated earnings	429,148

Accumulated capital and other losses	-
Net unrealized appreciation	2,596,835
Total accumulated earnings	$3,025,983

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2013 and October 31, 2012 were as follows:

Distribution paid from:	2013	2012
Ordinary income	$247,374	$157,261
Long-term capital gains	194,394	139,163
Total distributions paid	$441,768	$296,424

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2014, the Fund received $1,293 in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2014, purchases and sales of investments, excluding short-term investments, were $2,920,944 and $1,968,227, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC.

For the six months ended April 30, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$17,227,728	$-	$-	$17,227,728
Short-Term Investments	713,379	-	-	713,379
Total Investments	$17,941,107	$-	$-	$17,941,107

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund's related events and transactions that occurred through the date of issuance of the Fund's financial statements.
At a meeting of the Board of Trustees of Investment Managers Series Trust (the "Trust") held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust, and the Board of Trustees appointed Maureen Quill, Executive Vice President of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds' financial statements.

RNC Genter Dividend Income Fund
Expense Example
For the Six Months Ended April 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/13 to 4/30/14.

Actual Expenses
The information in the row titled "Actual Performance" of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the row titled "Hypothetical (5% annual return before expenses)" of the table below provides hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$1,067.30	$6.39
Hypothetical (5% annual return before expenses)	1,000.00	1,018.61	6.24

*
Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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RNC Genter Dividend Income Fund
a series of the Investment Managers Series Trust

Investment Advisor
RNC Genter Capital Management LLC
11601 Wilshire Boulevard
Twenty-fifth Floor
Los Angeles, California 90025

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
RNC Genter Dividend Income Fund	GDIIX	461 418 865

Privacy Principles of the RNC Genter Dividend Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the RNC Genter Dividend Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 5GENTER or on the U.S. Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 5GENTER or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 5GENTER. The Fund's Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

RNC Genter Dividend Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 5GENTER

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	7/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	7/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/2014